Exploration and Evaluation Assets	12 Months Ended
Apr. 30, 2021
Disclosure Of Exploration And Corporate Expenditure [Abstract]
Exploration and Evaluation Assets
9.	Exploration and evaluation assets

a)	American Consolidated Minerals (“AJC”) properties

Toiyabe, U.S.A

The Company has the rights to a 100% undivided interest in the Toiyabe Gold Project (“Toiyabe”), subject to a 3% net smelter revenue royalty (“NSR”), consisting of 165 mining claims located in Lander County, Nevada, United States of America.

During the year ended April 30, 2021, the Company entered into a binding agreement with IM Exploration Inc. (“IM”) for the assignment of the Company’s option to acquire a 100% interest in Toiyabe from the Optionor. The Company has transferred all of its rights and IM will assume all property claim and maintenance payments and all obligations under the current option agreement with Optionor. Following the transfer, IM will have the right to acquire a 100% ownership position in the Project, subject to a 3% NSR to be retained by the Optionor. As consideration for the transfer of the Company’s option to acquire Toiyabe, IM will make cash and share payments as follows:

•	US$150,000 in cash to be paid upon closing of the Transaction (paid);
•

4,100,000 common shares in the capital of IM to be issued upon closing of the Transaction (received by escrow agent and valued at fair market value at date of issue of $0.19 per share) (note 7) subject to a contractual escrow period of twelve (12) months following the date of issuance, with 25% being released every three (3) months from closing of the Transaction.

9.Exploration and evaluation assets – (cont’d)

The consideration received in cash and shares was valued at $966 and, as a result, the Company recorded a loss on Toiyabe of $1,116, in the Consolidated Statements of Operations for the year ending April 30, 2021.

Lone Ranch, U.S.A

The Company acquired the right to a 100% undivided interest, in 73 mining claims located in Ferry County, Washington State, United States of America. During the year ended April 30, 2019, the claims were abandoned and costs of $82 were written off to the Statements of Operations and Comprehensive Income( Loss).

b)	Creston Moly (“Creston”) properties

The Company has acquired the rights to the following exploration properties:

i)El Creston Project, Mexico

The Company acquired a 100% interest in the nine mineral claims known as the El Creston molybdenum property located northeast of Hermosillo, State of Sonora, Mexico, which has completed a Preliminary Economic Assessment on the property based on zones of porphyry-style molybdenum (“Mo”)/copper (“Cu”) mineralization. The mineral concessions are subject to a 3% net profits interest.

ii)Ajax Project, Canada

The Company acquired a 100% interest in six mineral claims known as the Ajax molybdenum property located in B.C.

	AJC	Creston	Total
Acquisition costs:
Balance, April 30, 2019 and April 30, 2020	$36	$2,001	$2,037
Property disposition	(36)	-	(36)
Balance, April 30, 2021	$-	$2,001	$2,001
Exploration costs:
Balance, April 30, 2019	$1,860	$1,614	$3,474
Maintenance	147	280	427
Exploration cost	1	-	1
Foreign Exchange	-	37	37
Balance, April 30, 2020	$2,008	$1,931	$3,939
Maintenance	38	260	298
Property Disposition	(2,046)	-	(2,046)
Foreign Exchange	-	(104)	(104)
Balance, April 30, 2021	$-	$2,087	$2,087
Total Exploration and evaluation assets
Balance, April 30, 2020	$2,044	$3,932	$5,976
Balance, April 30, 2021	$-	$4,088	$4,088